ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund (the “Fund”)

Supplement dated December 11, 2019 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated November 15, 2019, as supplemented to date

Effectively immediately, the Fund no longer offers Class R shares.

This supplement is dated December 11, 2019.

Please retain this Supplement for future reference.